Receivables - Allowance for Credit Losses Activity (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening balance	$ 580	$ 581	$ 574	$ 552	$ 552
Provision	17	35	36	58	112
Charge-offs, net of recoveries	(26)	(24)	(47)	(44)	(96)
Foreign currency translation and other	26		34	26	6
Ending balance	597	592	597	592	574
Ending Balance: Individually Evaluated for Impairment	367	332	367	332	328
Ending Balance: Collectively Evaluated for Impairment	230	260	230	260	246
Ending Balance	18,939	19,116	18,939	19,116	18,662
Ending Balance: Individually Evaluated for Impairment	854	943	854	943	808
Ending Balance: Collectively Evaluated for Impairment	18,085	18,173	18,085	18,173	17,854
Retail [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening balance	371	405	374	394	394
Provision	16	16	29	28	52
Charge-offs, net of recoveries	(23)	(20)	(42)	(38)	(82)
Foreign currency translation and other	8	3	11	20	10
Ending balance	372	404	372	404	374
Ending Balance: Individually Evaluated for Impairment	195	188	195	188	179
Ending Balance: Collectively Evaluated for Impairment	177	216	177	216	195
Ending Balance	9,617	10,128	9,617	10,128	9,949
Ending Balance: Individually Evaluated for Impairment	358	365	358	365	317
Ending Balance: Collectively Evaluated for Impairment	9,259	9,763	9,259	9,763	9,632
Wholesale [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening balance	209	176	200	158	158
Provision	1	19	7	30	60
Charge-offs, net of recoveries	(3)	(4)	(5)	(6)	(14)
Foreign currency translation and other	18	(3)	23	6	(4)
Ending balance	225	188	225	188	200
Ending Balance: Individually Evaluated for Impairment	172	144	172	144	149
Ending Balance: Collectively Evaluated for Impairment	53	44	53	44	51
Ending Balance	9,257	8,930	9,257	8,930	8,583
Ending Balance: Individually Evaluated for Impairment	496	578	496	578	491
Ending Balance: Collectively Evaluated for Impairment	8,761	8,352	8,761	8,352	8,092
Other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending Balance	65	58	65	58	130
Ending Balance: Collectively Evaluated for Impairment	$ 65	$ 58	$ 65	$ 58	$ 130